Average Annual Total Returns - PROFUND VP LARGE-CAP GROWTH	None OneYear	None FiveYears	None TenYears	None Inception Date	S&P 500® Growth Index OneYear		S&P 500® Growth Index FiveYears		S&P 500® Growth Index TenYears
Total	30.93%	16.86%	14.51%	May 03, 2004	33.47%	[1]	18.98%	[1]	16.49%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.